Note 15 - Other (Expense) Income, Net (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Other income:
Remeasurement gain on foreign currency denominated debt	$-	$1,137	$-	$4,093
Remeasurement gain on foreign currency denominated intercompany loans	-	-	8,430	5,063
Other, net	190	93	521	986
Total other income	$190	$1,230	$8,951	$10,142
	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Other expense:
Remeasurement loss on foreign currency denominated debt	$-	$-	$(2,728)	$-
Foreign exchange loss, net	(630)	(1,380)	(1,050)	(208)
Other, net	-	(407)	(192)	(522)
Total other expense	(630)	(1,787)	(3,970)	(730)

Net other (expense) income	$(440)	$(557)	$4,981	$9,412